17. COMMITMENTS	12 Months Ended
Dec. 31, 2018
Notes
17. COMMITMENTS

17.  COMMITMENTS

Leased premises

The Company has entered into contracts for leased premises, which expire in 2018.In September 2017, the Company extended the lease. Total future minimum lease payments under these contracts are as follows:

December 31, 2018
$
Within 1 year	50,958
2 years	58,602
109,560